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                               MUTUAL FUND TRUST

           SUPPLEMENT DATED SEPTEMBER 14, 2001, TO THE PROSPECTUSES DATED
                   SEPTEMBER 7, 2001 FOR THE FOLLOWING FUNDS:
                        JPMORGAN PRIME MONEY MARKET FUND
                      JPMORGAN TAX FREE MONEY MARKET FUND
                       JPMORGAN FEDERAL MONEY MARKET FUND
                    JPMORGAN TREASURY PLUS MONEY MARKET FUND
                   JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND
            JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                 JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND
                  JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND

    The following information is hereby added under the sub-section "Buying Fund Shares" of the section entitled "How Your Account Works":

    The Funds also may be open for business on days the New York Stock Exchange is closed, if banking institutions are open.

                                                                      SUP-MM-901